FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Financial assets measured at fair value
	December 31, 2020				December 31, 2019
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2		Level 3
Financial assets:
Investments (Notes 4, 7)	$18,425	$12,653	$5,772	$-	$1,775	$1,775	$	- -	$-
Mineral property investments (Note 9)	6,726	-	-	6,726	5,398	-		-	5,398
Financial liabilities:
Silver Stream derivative liability (Note 5)	13,260	-	-	13,260	-	-		-	-
Option – PC Gold (Note 8(a))	$4,410	$-	$-	$4,410	$-	$-		$-	$-

Financial instruments
At December 31, 2020
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$28,901	$-	$-	$28,901
Current accounts and other receivables	1,753	-	-	1,753
Investments	-	15,039	3,386	18,425
Mineral property investments	-	-	6,726	6,726
Reclamation deposit	121	-	-	121
Total financial assets	$30,775	$15,039	$10,112	$55,926

Financial liabilities:
Accounts payable and accrued liabilities	$2,013	$-	$-	$2,013
Option – PC Gold	-	4,410	-	4,410
Silver Stream derivative liability	-	13,260	-	13,260
Total financial liabilities	$2,013	$17,670	$-	$19,683

At December 31, 2019
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$5,902	$-	$-	$5,902
Current accounts and other receivables	97	-	-	97
Investments	-	-	1,775	1,775
Mineral property investments	-	-	5,398	5,398
Reclamation deposit	119	-	-	119
Total financial assets	$6,118	$-	$7,173	$13,291

Financial liabilities:
Accounts payable and accrued liabilities	$1,398	$-	$-	$1,398
Option – PC Gold	-	-	-	-
Silver Stream derivative liability	-	-	-	-
Total financial liabilities	$1,398	$-	$-	$1,398